Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Beginning balance	$ 147
Ending balance	94	$ 147
Cost [Member]
Cost
Beginning balance	1,965	1,957
Additions	3	8
Ending balance	1,968	1,965
Cost [Member] | Furniture and office equipment [Member]
Cost
Beginning balance	451	449
Additions		2
Ending balance	451	451
Cost [Member] | Computers and electronic equipment [Member]
Cost
Beginning balance	289	289
Additions	2
Ending balance	291	289
Cost [Member] | Leasehold improvements [member]
Cost
Beginning balance	70	70
Additions
Ending balance	70	70
Cost [Member] | Molds and production equipment [Member]
Cost
Beginning balance	1,155	1,149
Additions	1	6
Ending balance	1,156	1,155
Amortized cost [Member]
Cost
Beginning balance	147
Ending balance	94	147
Amortized cost [Member] | Furniture and office equipment [Member]
Cost
Beginning balance	8
Ending balance	7	8
Amortized cost [Member] | Computers and electronic equipment [Member]
Cost
Beginning balance	9
Ending balance	7	9
Amortized cost [Member] | Leasehold improvements [member]
Cost
Beginning balance	11
Ending balance	5	11
Amortized cost [Member] | Molds and production equipment [Member]
Cost
Beginning balance	119
Ending balance	75	119
Accumulated depreciation [Member]
Cost
Beginning balance	1,818	1,771
Additions	56	47
Ending balance	1,874	1,818
Accumulated depreciation [Member] | Furniture and office equipment [Member]
Cost
Beginning balance	443	440
Additions	1	3
Ending balance	444	443
Accumulated depreciation [Member] | Computers and electronic equipment [Member]
Cost
Beginning balance	280	276
Additions	4	4
Ending balance	284	280
Accumulated depreciation [Member] | Leasehold improvements [member]
Cost
Beginning balance	59	57
Additions	6	2
Ending balance	65	59
Accumulated depreciation [Member] | Molds and production equipment [Member]
Cost
Beginning balance	1,036	998
Additions	45	38
Ending balance	$ 1,081	$ 1,036